  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 16, 1997

                                              SECURITIES ACT FILE NO. 333-33707
                                      INVESTMENT COMPANY ACT FILE NO. 811-08337
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                ---------------
                                   FORM N-2

 [X]        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
 [X]                     PRE-EFFECTIVE AMENDMENT NO. 2
 [_]                    POST-EFFECTIVE AMENDMENT NO.
                                    AND/OR
 [X]    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
 [X]                            AMENDMENT NO. 2
                       (CHECK APPROPRIATE BOX OR BOXES)

                                ---------------

                             SNYDER STRYPES TRUST
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                ---------------

                           C/O PUGLISI & ASSOCIATES
                              850 LIBRARY AVENUE
                                   SUITE 204
                            NEWARK, DELAWARE 19715
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 738-6680

                              RL&F SERVICE CORP.
                               ONE RODNEY SQUARE
                                  10TH FLOOR
                             10TH AND KING STREETS
                          WILMINGTON, DELAWARE 19801
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                ---------------

                                  COPIES TO:

  NORMAN D. SLONAKER,      THOMAS H. MCCORMICK, ESQ.       MICHAEL W. BLAIR,
          ESQ.               SHAW, PITTMAN, POTTS &               ESQ.
    BROWN & WOOD LLP              THROWBRIDGE             DEBEVOISE & PLIMPTON
 ONE WORLD TRADE CENTER       2300 N STREET, N.W.           875 THIRD AVENUE
   NEW YORK, NEW YORK        WASHINGTON, D.C. 20037        NEW YORK, NEW YORK
       10048-0557                                                10022

                                ---------------

  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

  If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

  If this form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. [_]

  If this form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. [_]

  If delivery of the prospectus is expected to be made pursuant to Rule 434, please check the following box. [X]

                                ---------------

  THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH
SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID
SECTION 8(A), MAY DETERMINE.

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

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     1. FINANCIAL STATEMENTS

        Independent Auditors' Report

        Statement of Assets, Liabilities and Capital as of September 12, 1997

     2. EXHIBITS

 (a)(1) Trust Agreement*
    (2) Form of Amended and Restated Trust Agreement
    (3) Certificate of Trust*
 (b)    Not applicable
 (c)    Not applicable
 (d)(1) Form of Specimen certificate for STRYPES (included in Exhibit 2(a)(2))
    (2) Portions of the Amended and Restated Trust Agreement of the Registrant defining the rights of Holders of STRYPES (a)
 (e)    Not applicable
 (f)    Not applicable
 (g)    Not applicable
 (h)(1) Form of Purchase Agreement
    (2) Form of Registration Agreement
 (i)    Not applicable
 (j)    Form of Custodian Agreement
 (k)(1) Form of Administration Agreement
    (2) Form of Paying Agent Agreement
    (3) Form of Forward Purchase Contract
    (4) Form of Security and Pledge Agreement
    (5) Form of Fund Expense Agreement
    (6) Form of Fund Indemnity Agreement
 (l)    Opinion and Consent of Brown & Wood llp, counsel to the Trust**
 (m)    Not applicable
 (n)(1) Tax Opinion and Consent of Brown & Wood llp, counsel to the Trust**
    (2) Consent of Deloitte & Touche llp, independent auditors for the Trust
 (o)    Not applicable
 (p)    Form of Subscription Agreement
 (q)    Not applicable
 (r)    Financial Data Schedule

--------
(a) Reference is made to Article III (Section 3.2), Article IV, Article V and
    Article VIII (Sections 8.1 and 8.6) of the Trust's Amended and Restated Trust Agreement filed as Exhibit (a)(2) to this Registration Statement.
 *  Previously filed.

ITEM 25. MARKETING ARRANGEMENTS

  See Exhibits (h)(1) and (h)(2) to this Registration Statement.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

  The expenses to be incurred in connection with the offering described in this Registration Statement will be paid by the Contracting Stockholders.

ITEM 27. PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  The Trust will be internally managed and will not have an investment adviser. The information in the Prospectus under the caption "Management Arrangements" is incorporated herein by reference.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES

  There will be one record holder of the STRYPES as of the effective date of this Registration Statement.

ITEM 29. INDEMNIFICATION

  Section 7.6 of the Amended and Restated Trust Agreement, Section 6 of the Purchase Agreement and Section 4 of the Registration Agreement provide for indemnification.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  The Trust is internally managed and does not have an investment adviser.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant (850 Library Avenue, Suite 204, Newark, Delaware 19715), its custodian (101 Barclay Street, New York, New York 10286) and its paying agent (101 Barclay Street, New York, New York 10286).

ITEM 32. MANAGEMENT SERVICES

  Not applicable.

ITEM 33. UNDERTAKINGS

  (a) The Registrant hereby undertakes to suspend the offering of the shares covered hereby until it amends its prospectuses contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of the Registration Statement or (2) the net asset value per share increases to an amount greater than its net proceeds as stated in the prospectuses contained herein.

  (b) The Registrant hereby undertakes that (i) for purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectuses filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of Delaware, on the 16th day of September, 1997.

                                          Snyder STRYPES Trust

                                          By:    /s/ Donald J. Puglisi
                                             ----------------------------------
                                                     Donald J. Puglisi
                                                     Managing Trustee

  Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

                NAME                           TITLE             DATE
                ----                           -----             ----

        /s/ Donald J. Puglisi          Managing Trustee    September 16, 1997
-------------------------------------
          DONALD J. PUGLISI

       William R. Latham III*          Trustee
-------------------------------------
        WILLIAM R. LATHAM III

          James B. O'Neill*            Trustee
-------------------------------------
          JAMES B. O'NEILL


*By: /s/ Donald J. Puglisi                                 September 16, 1997
-------------------------------------
(DONALD J. PUGLISI, ATTORNEY-IN-FACT)

                                 EXHIBIT INDEX

 EXHIBIT DESCRIPTION                                                       PAGE
 ------- -----------                                                       ----
 (a)(1)  Trust Agreement*
    (2)  Form of Amended and Restated Trust Agreement
    (3)  Certificate of Trust*
 (b)     Not applicable
 (c)     Not applicable
 (d)(1)  Form of Specimen certificate for STRYPES (included in Exhibit
         2(a)(2))
    (2)  Portions of the Declaration of Trust of the Registrant defining the rights of Holders of STRYPES (a)
 (e)     Not applicable
 (f)     Not applicable
 (g)     Not applicable
 (h)(1)  Form of Purchase Agreement
    (2)  Form of Registration Agreement
 (i)     Not applicable
 (j)     Form of Custodian Agreement
 (k)(1)  Form of Administration Agreement
    (2)  Form of Paying Agent Agreement
    (3)  Form of Forward Purchase Contract
    (4)  Form of Security and Pledge Agreement
    (5)  Form of Fund Expense Agreement
    (6)  Form of Fund Indemnity Agreement
 (l)     Opinion and Consent of Brown & Wood llp, counsel to the Trust
 (m)     Not applicable
 (n)(1)  Tax Opinion and Consent of Brown & Wood llp, counsel to the
         Trust
    (2)  Consent of Deloitte & Touche llp, independent auditors for the
         Trust
 (o)     Not applicable
 (p)     Form of Subscription Agreement
 (q)     Not applicable
 (r)     Financial Data Schedule

--------
(a) Reference is made to Article III (Section 3.2), Article IV, Article V and
    Article VIII (Sections 8.1 and 8.6) of the Trust's Amended and Restated Trust Agreement filed as Exhibit (a)(2) to this Registration Statement.
 *  Previously filed.